Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 8,151	$ 6,566
Accrued operating	7,713	11,448
Accrued administrative	5,402	9,059
Accounts payable and accrued expenses	$ 21,266	$ 27,073